Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
Fair Value Measurements

12. Fair Value Measurements

              Fair value is defined as the price that would be received to sell an asset or paid to settle a liability in an orderly transaction between market participants at the measurement date. Fair value has a three level hierarchy from highest priority (Level 1) to lowest priority (Level 3). The fair value hierarchy reflects whether the inputs are observable from independent sources or rely on unobservable inputs based on our market assumptions. The three levels of the fair value hierarchy are described below:

•	Level 1—Quoted prices for identical assets or liabilities (unadjusted) in active markets.
•	Level 2—Observable inputs other than quoted prices that are either directly or indirectly observable for the assets or liability.
•	Level 3—Unobservable inputs that are supported by little or no market activity.

              The levels are not necessarily an indication of the risk of liquidity associated with the financial assets or liabilities disclosed.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

              The Company has segregated its financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The inputs used in measuring the fair value of the Company's money market funds included in cash equivalents are considered to be Level 1 in accordance with the three-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of the funds.

              The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2015:

	As of December 31, 2014
(in thousands)	Total	Level 1	Level 2	Level 3
Money market funds	$18,876	$18,876	$—	$—
Warrant Liability	$197	$—	$—	$197

	As of December 31, 2015
(in thousands)	Total	Level 1	Level 2	Level 3
Money market funds	$3,938	$3,938	$—	$—

              Prior to the Acquisition, the warrant instruments required liability accounting, as a result of their non-standard anti-dilutions provisions, and recorded at fair value using the Black-Scholes Model.

              These warrants were measured on a recurring basis at their fair value with inputs categorized as Level 3 in the fair value hierarchy. The resulting gain or loss on revaluation was recorded as other income (expense) in the consolidated statements of operations. The Company revalued the warrants for the final time immediately prior to the Acquisition and reclassified it into stockholders' equity.

              When determining the fair value of the Company's financial instruments using the Black-Scholes Model, the Company is required to use various estimates and unobservable inputs, including, among other things, fair value of the underlying stock, expected volatility of stock price, expected dividends, and the risk-free interest rate. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the instrument. Increases in the fair value of the underlying stock, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value.

              The fair value of the warrant liability was measured upon issuance of the warrants and again as of December 31, 2014. The key assumptions used in the Black-Scholes Model with respect to these valuations are summarized in the following table:

	Issuance Date	As of December 31, 2014	Immediately prior to the Acquisition
Expected term of warrants	10 years	9.59 years	8.65 years
Expected volatility rate	58.01%	56%	53.94%
Risk-free rate	2.44%	2.42%	2.23%
Expensed dividend yield	0.00%	0.00%	0.00%

              The expected term assumption is based on the warrant's contractual term. Since the Company was not a publicly traded company in 2014, the expected volatility rate is based on historical volatility of similar companies within the diabetes device industries. The risk-free rate is based on the U.S. Treasury implied yield at the time of measurement. The Company estimates the fair value per share of its Series D Stock at the date of measurement taking into account recent transactions.

              The following table presents a summary of changes in the fair value of Level 3 warrant liability measured at fair value on a recurring basis for the years ended December 31, 2014 and 2015:

Description	Balance at December 31, 2013	Established in 2014	Change in fair value during 2014	Balance at December 31, 2014
(in thousands)
Warrant liability	$—	$205	$(8)	$197

Description	Balance at December 31, 2014	Established in 2015	Change in fair value during 2015	Reclassification of warrant liability to stockholders' equity	Balance at December 31, 2015
(in thousands)
Warrant liability	$197	$—	$(46)	$(151)	$—

Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

              The Company has no financial assets and liabilities that are measured at fair value on a non-recurring basis.

Non-Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

              The Company has no non-financial assets and liabilities that are measured at fair value on a recurring basis.

Non-Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

              The Company measures its long-lived assets, including property and equipment, at fair value on a non-recurring basis. These assets are recognized at fair value when they are deemed to be impaired. No such fair value impairment was recognized in 2014 and 2015.